Operating leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for the three and six months ended June 30, 2019 were as follows:

	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019
	(in thousands)
Operating lease costs	$8,964	$17,619
Income from sub-leases	(547)	(1,067)
Net operating lease costs	$8,417	$16,552

Of the total cost of $16.6 million incurred in the six months ended June 30, 2019, $15.3 million is recorded within selling, general and administration costs and $1.3 million is recorded within direct costs.
During the three and six months ended June 30, 2019, the Group did not incur any costs related to variable lease payments.
The adoption of ASC 842 resulted in the recognition of operating right-of-use assets and lease liabilities of $106.5 million at January 1, 2019. Additional right-of-use assets obtained in exchange for lease obligations during the three and six months ended June 30, 2019 totaled $4.9 million and $17.9 million, respectively. The weighted average remaining lease term and weighted-average discount rate at June 30, 2019 were 4.90 years and 3.05%, respectively.
Future minimum lease payments under non-cancelable leases as of June 30, 2019 were as follows:

Minimum rental
payments
(in thousands)
Due within 1 year	$30,609
Due between 1 and 5 years	68,975
Thereafter	19,012
Total future minimum lease payments	118,596
Lease imputed interest	(10,045)
Total	$108,551

Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $29.0 million have been included in other liabilities as at June 30, 2019.